LEASE - Schedule of Future Minimum Lease Payments of Operating Lease Liabilities (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee Disclosure [Abstract]
2025	$ 28,709
2026	38,437
2027	37,532
2028	37,789
2029	36,625
Thereafter	464,604
Total undiscounted lease payments	643,696
Less imputed interest	246,630
Total lease liabilities	$ 397,066